QUARTERLY RESULTS (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 294,870	$ 287,530	$ 275,309	$ 260,401	$ 241,477	$ 235,131	$ 222,950	$ 210,147	$ 1,118,110	$ 909,705	$ 836,458
Cost of revenue	54,132	50,770	46,978	43,768	37,661	35,657	33,325	27,743	195,648	134,386	94,787
Operating income	112,925	90,938	77,500	34,186	70,084	59,071	47,761	36,065	315,549	212,981	253,725
Net earnings from continuing operations	74,815	56,149	36,769	10,608	37,155	36,138	28,298	31,572	172,013	120,487	148,359
Net earnings attributable to Match Group, Inc. shareholders	$ 73,811	$ 56,410	$ 34,078	$ 7,152	$ 35,593	$ 35,259	$ 23,325	$ 26,206	$ 171,451	$ 120,383	$ 147,764
Per share information attributable to the Match Group, Inc. shareholders:
Basic (in usd per share)	$ 0.29	$ 0.22	$ 0.14	$ 0.03	$ 0.17	$ 0.21	$ 0.14	$ 0.16	$ 0.68	$ 0.69	$ 0.92
Diluted (in usd per share)	$ 0.27	$ 0.21	$ 0.13	$ 0.03	$ 0.16	$ 0.20	$ 0.14	$ 0.16	$ 0.64	$ 0.65	$ 0.88